Other Current and Other Non-Current Assets (Details) - Schedule of Other Current and Other Non-Current Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Other Current And Other Non Current Assets Abstract
Input VAT and other taxes receivable	$ 314,855	$ 293,429
Prepayments – office and warehouse rental	1,240,967	780,279
Prepayments - insurance	375,985	106,167
Prepayments - others	166,165	91,926
Uniforms	14,781	24,699
Tools and supplies	152,035	155,642
Deferred costs	90,555	219,782
Cash advances to employees	25,375	71,084
Other current assets	2,380,718	1,743,008
Deposits	397,030	437,602
Deferred costs		9,720
Other non-current assets	$ 397,030	$ 447,322